Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Balance at beginning of year, loans receivable, related parties	$ 1,471	$ 1,716
Loans and Leases Receivable, Related Parties, Additions	932	174
Loans and Leases Receivable, Related Parties, Collections	(860)	(419)
Balance at end of year, loans receivable, related parties	1,543	1,471
Related Party Deposit Liabilities	$ 1,200	$ 1,100